Note 5 - Summary of Financial Assets (Details) - Money Market Funds [Member] $ in Millions	Dec. 31, 2014 USD ($)
Fair Value, Inputs, Level 1 [Member]
Money market funds	$ 0.5
Fair Value, Inputs, Level 3 [Member]
Money market funds
Money market funds	$ 0.5